Shareholder Report, Average Annual Return (Details)		12 Months Ended	41 Months Ended
		Nov. 30, 2025	Nov. 30, 2025
C000236197
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Interest Rate Volatility & Inflation Hedge ETF
Without Sales Load [Member] | C000236197
Average Annual Return [Line Items]
Average Annual Return, Percent		6.69%	(1.65%)
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.70%	2.92%
Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)
Average Annual Return, Percent		5.74%	2.46%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.